Contingent Liabilities and Provisions - Disclosure of Changes in the Restructuring Provisions (Detail) - Restructuring provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of year	$ 222	$ 26
Additional new provisions recognized	14	370
Amounts incurred and charged against existing provisions	(112)	(152)
Unused amounts reversed	(25)	(22)
Balance at end of year	$ 99	$ 222